Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising shares assigned for deferred variable remuneration plans (Details)	12 Months Ended
	Dec. 31, 2023 portion payments shares	Dec. 31, 2022 shares
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | portion	5
2018 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	33.30%
CET objective, result	100.00%
CET objective, target	11.30%
BPA growth objective, result	0.00%
BPA growth objective, target	25.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
Individual objectives, weight	33.30%
2019 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	33.30%
CET objective, result	100.00%
CET objective, target	12.00%
BPA growth objective, result	0.00%
BPA growth objective, target	15.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
Individual objectives, weight	33.30%
2020 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	83.30%
CET objective, result	100.00%
CET objective, target	12.00%
BPA growth objective, result	150.00%
BPA growth objective, target	10.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
Individual objectives, weight	33.30%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Maximum | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Directors | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(52,334)	(52,334)
Directors | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(57,388)	(57,388)
Directors | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(177,595)
Shares delivered (deferred payment variable remuneration) (in shares)	(59,145)	(177,613)
Directors | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(57,520)	(57,520)
Directors | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(991,953)
Shares delivered (deferred payment variable remuneration) (in shares)	(297,586)
Directors | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(457,931)
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payments	3
Directors | Ana Botín | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(31,361)	(31,361)
Directors | Ana Botín | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(34,400)	(34,400)
Directors | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(106,453)
Shares delivered (deferred payment variable remuneration) (in shares)	(35,452)	(106,463)
Directors | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(37,274)	(37,274)
Directors | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(592,249)
Shares delivered (deferred payment variable remuneration) (in shares)	(177,675)
Directors | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(273,410)
Directors | Jose Antonio Alvarez | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(20,973)	(20,973)
Directors | Jose Antonio Alvarez | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(22,988)	(22,988)
Directors | Jose Antonio Alvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(71,143)
Shares delivered (deferred payment variable remuneration) (in shares)	(23,693)	(71,150)
Directors | Jose Antonio Alvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(20,246)	(20,246)
Directors | Jose Antonio Alvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(399,704)
Shares delivered (deferred payment variable remuneration) (in shares)	(119,911)
Directors | Jose Antonio Alvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(184,521)
Directors | Maximum | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	52,334	104,668
Maximum number of shares to be delivered at end of period (in shares)		52,334
Directors | Maximum | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	114,776	172,164
Maximum number of shares to be delivered at end of period (in shares)	57,388	114,776
Directors | Maximum | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	532,839	710,452
Maximum number of shares to be delivered at end of period (in shares)	296,099	532,839
Directors | Maximum | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	230,078	287,598
Maximum number of shares to be delivered at end of period (in shares)	172,558	230,078
Directors | Maximum | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,487,928	2,479,881
Maximum number of shares to be delivered at end of period (in shares)	1,190,342	1,487,928
Directors | Maximum | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,058,305
Maximum number of shares to be delivered at end of period (in shares)	600,374	1,058,305
Directors | Maximum | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	1,876,351
Directors | Maximum | Ana Botín | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	31,361	62,722
Maximum number of shares to be delivered at end of period (in shares)		31,361
Directors | Maximum | Ana Botín | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	68,800	103,201
Maximum number of shares to be delivered at end of period (in shares)	34,400	68,800
Directors | Maximum | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	319,390	425,853
Maximum number of shares to be delivered at end of period (in shares)	177,485	319,390
Directors | Maximum | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	149,095	186,369
Maximum number of shares to be delivered at end of period (in shares)	111,821	149,095
Directors | Maximum | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	888,373	1,480,622
Maximum number of shares to be delivered at end of period (in shares)	710,698	888,373
Directors | Maximum | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	631,829
Maximum number of shares to be delivered at end of period (in shares)	358,419	631,829
Directors | Maximum | Ana Botín | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	1,127,208
Directors | Maximum | Jose Antonio Alvarez | 2017 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	20,973	41,946
Maximum number of shares to be delivered at end of period (in shares)		20,973
Directors | Maximum | Jose Antonio Alvarez | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	45,975	68,963
Maximum number of shares to be delivered at end of period (in shares)	22,988	45,975
Directors | Maximum | Jose Antonio Alvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	213,449	284,599
Maximum number of shares to be delivered at end of period (in shares)	118,614	213,449
Directors | Maximum | Jose Antonio Alvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	80,983	101,229
Maximum number of shares to be delivered at end of period (in shares)	60,737	80,983
Directors | Maximum | Jose Antonio Alvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	599,555	999,259
Maximum number of shares to be delivered at end of period (in shares)	479,644	599,555
Directors | Maximum | Jose Antonio Alvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	426,475
Maximum number of shares to be delivered at end of period (in shares)	241,954	426,475
Directors | Maximum | Hector Grisi | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	749,143